Organization	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

Newater Technology, Inc. (“Newater Technology”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, Newater Technology incorporated a wholly owned subsidiary, Newater HK Limited (“Newater HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Yantai Jinzheng Eco-Technology Co., Ltd. (“Jinzheng”). Other than the equity interest in Newater HK, Newater Technology does not conduct any operations or own any material assets or liabilities except for cash. Newater HK does not conduct any operations or own any material assets or liabilities except for cash, other receivable, professional fees payable, and the 100% of the equity interest of Jinzheng which it acquired on January 25, 2016.

Jinzheng was founded in Yantai City, Shandong Province, People’s Republic of China (“PRC”) on July 5, 2012 as a limited liability company. Jinzheng had a wholly owned subsidiary, Shandong Jinmo Recycled Water Resource Co., Ltd. (“Jinmo”), which was incorporated on March 19, 2015 and disposed on December 8, 2016. Jinzheng is a service provider and manufacturer of membrane filtration equipment and related hardware and engineered systems that are used in the treatment, recycling and discharge of wastewater.

On January 25, 2016, and February 5, 2016, respectively, Newater HK entered into an equity transfer agreement and a supplementary equity transfer agreement with Yuebiao Li, Zhuo Zhang, and Yue Zhang, the shareholders of Jinzheng at the time, to acquire 100% of the equity interests in Jinzheng (“reorganization”).

Immediately before and after the reorganization, the shareholders of Jinzheng controlled Jinzheng and Newater Technology. Therefore, for accounting purposes, the reorganization is accounted for as a transaction between entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. The historical costs of all parties are carried forward.

On March 27, 2019, Yantai Jinzheng Eco-Technology Co., Ltd Xi’an Branch (“Jinzheng-Xi’an”) was incorporated in PRC as a branch of Jinzheng.

On April 24, 2019, Newater Technology America, Inc. (“Newater America”) was incorporated in Delaware U.S. as Newater Technology’s wholly owned subsidiary. Newater America does not own any material assets or liabilities and had no active operation since its incorporation.

On April 30, 2019, Jinda Eco-Technology (Hainan) Co., Ltd. (“Jinda”) was incorporated in PRC as Newater HK’s wholly owned subsidiary. Jinda is mainly engaged in the sale and maintenance of water treatment equipment, and consulting services for water treatment technology.

On June 14, 2019, Shaanxi Jinyu Zhengde Environmental Engineering Co., Ltd (“Jinyu”) was incorporated in PRC as Jinzheng’s wholly owned subsidiary.

On June 11, 2018, Yantai nuclear power R&D Center Water Treatment Research Institute Co., Ltd (“Yantai Nuclear-Power”) was incorporated in the PRC. On July 5, 2019, Jinzheng acquired 70% equity of Yantai Nuclear-Power with a symbolic consideration of approximately $0.3 (RMB 2). Yantai Nuclear-Power does not own any material assets or liabilities and had no active operation since its incorporation.

In July 2020, Jinzheng agreed to invest approximately $781,000 (RMB 5,100,000) to acquire 51% of the equity interest in Lancao (Shanghai) Enterprise Management Co., Ltd. (“Shanghai Lancao”). Shanghai Lancao completed related business registration with the local government authorities in July 2020. As of the filing date, the Company has not made any payment for the investment. Shanghai Lancao does not conduct any operations or own any material asset or liabilities.

As a result, Newater HK, Jinzheng, Newater America, Jinda, Jinzheng – Xi’an, Jinyu, Yantai Nuclear-Power and Shanghai Lancao are referred to as subsidiaries. Newater Technology and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.